Investments in associates - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 6,995,000,000	$ 5,857,000,000	$ 30,522,000,000
Rosneft
Disclosure of associates [line items]
Dividends received	0	0	$ 0
Total for all associates
Disclosure of associates [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Commitments in relations to contracts with associates	7,921,000,000	8,615,000,000
Net impairment and losses on sale of businesses and fixed assets	$ 14,000,000	$ 0
Total for all associates | Bottom of range
Disclosure of associates [line items]
Term of receivables	30 days
Total for all associates | Top of range
Disclosure of associates [line items]
Term of receivables	45 days